Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table (in thousands) shows the fair value of the derivative instruments that are required to be measured at fair value on a recurring basis as of September 30, 2016 and December 31, 2015, which are classified as other current assets, non-current derivative assets, derivative liabilities or non-current derivative liabilities in our Balance Sheets.

	Fair Value Measurements as of
	September 30, 2016				December 31, 2015
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest Rate Derivatives liability	$—	$(15,948)	$—	$(15,948)	$—	$(8,740)	$—	$(8,740)
Liquefaction Supply Derivatives asset (liability)	(105)	(275)	12,480	12,100	—	(25)	32,492	32,467
Natural Gas Derivatives asset	—	—	—	—	—	29	—	29

The following table (in thousands) shows the fair value of the derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2015 and 2014, which are classified as other current assets, non-current derivative assets, derivative liabilities or non-current derivative liabilities in our Balance Sheets.

	Fair Value Measurements as of
	December 31, 2015				December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Natural Gas Derivatives asset	$—	$29	$—	$29	$—	$1,071	$—	$1,071
Liquefaction Supply Derivatives asset (liability)	—	(25)	32,492	32,467	—	—	342	342
Interest Rate Derivatives liability	—	(8,740)	—	(8,740)	—	(12,036)	—	(12,036)

Fair Value Inputs, Assets, Quantitative Information
The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of September 30, 2016:

	Net Fair Value Asset (in thousands)	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$12,480	Income Approach	Basis Spread	$(0.35) - $(0.03)

The following table includes quantitative information for the unobservable inputs for the Level 3 Liquefaction Supply Derivatives as of December 31, 2015:

	Net Fair Value Asset (in thousands)	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Liquefaction Supply Derivatives	$32,492	Income Approach	Basis Spread	$ (0.350) - $0.050

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table (in thousands) shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the nine months ended September 30, 2016 and 2015:

	Nine Months Ended September 30,
	2016	2015
Balance, beginning of period	$32,492	$342
Realized and mark-to-market losses:
Included in cost of sales (1)	(20,482)	32,204
Purchases and settlements:
Purchases	968	—
Settlements (1)	(741)	—
Transfers out of Level 3 (2)	243	—
Balance, end of period	$12,480	$32,546
Change in unrealized gains relating to instruments still held at end of period	$(19,763)	$—

(1)	Does not include the decrease in fair value of $0.7 million related to the realized gains capitalized during the nine months ended September 30, 2016.

(2)	Transferred to Level 2 as a result of observable market for the underlying natural gas supply contracts.

Derivative Net Presentation on Balance Sheets
The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of September 30, 2016
Interest Rate Derivatives	$(15,948)	$—	$(15,948)
Liquefaction Supply Derivatives	13,740	(546)	13,194
Liquefaction Supply Derivatives	(2,803)	1,709	(1,094)
As of December 31, 2015
Interest Rate Derivatives	$(8,740)	$—	$(8,740)
Liquefaction Supply Derivatives	33,636	(595)	33,041
Liquefaction Supply Derivatives	(574)	—	(574)
Natural Gas Derivatives	152	(123)	29

Our Commodity Derivatives and Interest Rate Derivatives are presented on a net basis on our Balance Sheets as described above. The following table shows the fair value (in thousands) of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of December 31, 2015
Natural Gas Derivatives	$152	$(123)	$29
Liquefaction Supply Derivatives	33,636	(595)	33,041
Liquefaction Supply Derivatives	(574)	—	(574)
Interest Rate Derivatives	(8,740)	—	(8,740)
As of December 31, 2014
Natural Gas Derivatives	1,079	(8)	1,071
Liquefaction Supply Derivatives	662	—	662
Liquefaction Supply Derivatives	(320)	—	(320)
Interest Rate Derivatives	11,158	—	11,158
Interest Rate Derivatives	(23,194)	—	(23,194)

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
As of September 30, 2016, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$20.0 million	$628.8 million	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR

At December 31, 2015, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$20.0 million	$628.8 million	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR

Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	September 30, 2016	December 31, 2015
Interest Rate Derivatives	Derivative liabilities	$(6,376)	$(5,940)
Interest Rate Derivatives	Non-current derivative liabilities	(9,572)	(2,800)

The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2015	December 31, 2014
Interest Rate Derivatives	Derivative liabilities	$(5,940)	$(23,194)
Interest Rate Derivatives	Non-current derivative assets (Non-current derivative liabilities)	(2,800)	11,158

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table (in thousands) details the effect of our Interest Rate Derivatives included in Other Comprehensive Income (“OCI”) and accumulated other comprehensive income (“AOCI”) during the year ended December 31, 2013. Our Interest Rate Derivatives had no effect on OCI during the years ended December 31, 2015 and 2014.

	Gain (Loss) in OCI	Gain (Loss) Reclassified from AOCI into Interest Expense (Effective Portion)	Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting
Year Ended December 31, 2013
Interest Rate Derivatives - Designated	$21,297	$—	$5,807
Interest Rate Derivatives - Settlements	(30)	—	166

Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Statements of Operations during the nine months ended September 30, 2016 and 2015:

	Nine Months Ended September 30,
	2016	2015
Interest rate derivatives loss	$(13,473)	$(46,541)

The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative gain (loss), net on our Statements of Operations during the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Interest Rate Derivatives gain (loss)	$(41,722)	$(119,401)	$88,596

Commodity Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our Commodity Derivatives on our Balance Sheets:

	September 30, 2016			December 31, 2015
	Liquefaction Supply Derivatives (1)	Natural Gas Derivatives	Total	Liquefaction Supply Derivatives	Natural Gas Derivatives (2)	Total
Balance Sheet Location
Other current assets	$1,947	$—	$1,947	$2,737	$29	$2,766
Non-current derivative assets	11,247	—	11,247	30,304	—	30,304
Total derivative assets	13,194	—	13,194	33,041	29	33,070

Derivative liabilities	(1,083)	—	(1,083)	(490)	—	(490)
Non-current derivative liabilities	(11)	—	(11)	(84)	—	(84)
Total derivative liabilities	(1,094)	—	(1,094)	(574)	—	(574)

Derivative asset, net	$12,100	$—	$12,100	$32,467	$29	$32,496

(1)	Does not include collateral of $1.5 million deposited for such contracts, which is included in other current assets in our Balance Sheet as of September 30, 2016.

(2)	Does not include collateral of $0.4 million deposited for such contracts, which is included in other current assets in our Balance Sheet as of December 31, 2015.

The following table shows the fair value (in thousands) and location of our Commodity Derivatives on our Balance Sheets:

	December 31, 2015			December 31, 2014
	Natural Gas Derivatives (1)	Liquefaction Supply Derivatives	Total	Natural Gas Derivatives (1)	Liquefaction Supply Derivatives	Total
Balance Sheet Location
Other current assets	$29	$2,737	$2,766	$1,071	$76	$1,147
Non-current derivative assets	—	30,304	30,304	—	586	586
Total derivative assets	29	33,041	33,070	1,071	662	1,733

Derivative liabilities	—	(490)	(490)	—	(53)	(53)
Non-current derivative liabilities	—	(84)	(84)	—	(267)	(267)
Total derivative liabilities	—	(574)	(574)	—	(320)	(320)

Derivative asset, net	$29	$32,467	$32,496	$1,071	$342	$1,413

(1)
Does not include a collateral deposit of $0.4 million and a collateral call of $1.0 million for such contracts, which are included in other current assets in our Balance Sheets as of December 31, 2015 and 2014, respectively.

Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value, settlements and location of our Commodity Derivatives recorded on our Statements of Operations during the nine months ended September 30, 2016 and 2015:

		Nine Months Ended
		September 30,
	Statement of Operations Location	2016	2015
Liquefaction Supply Derivatives gain	LNG revenues	$368	$—
Liquefaction Supply Derivatives gain (loss) (1)	Cost (cost recovery) of sales	(22,680)	32,184
Natural Gas Derivatives gain	Operating and maintenance expense	150	1,221

(1)    Does not include the realized value associated with derivative instruments that settle through physical delivery.

The following table (in thousands) shows the changes in the fair value and settlements of our Commodity Derivatives recorded in operating and maintenance expense (income) on our Statements of Operations during the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Natural Gas Derivatives gain	$1,842	$860	$476
Liquefaction Supply Derivatives gain (1)	32,503	342	—

(1)    Does not include the realized value associated with derivative instruments that settle through physical delivery.